UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: MAY 31

Date of reporting period: JUNE 1, 2013 – NOVEMBER 30, 2013

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

November 30, 2013

Essex Small/Micro Cap Growth Fund

Investor Class: MBRSX

SAR015-1113

Essex Small/Micro Cap Growth Fund

Semi-Annual Report - November 30, 2013 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	7

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	11
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	12
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	16

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2013	Expense Ratio for the Period	Beginning Account Value 06/01/13	Ending Account Value 11/30/13	Expenses Paid During the Period*
Essex Small/Micro Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.49%	$1,000	$1,313	$8.64
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,018	$7.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance

Periods ended November 30, 2013 (unaudited)

The table below shows the average annual total returns for the Essex Small/Micro Cap Growth Fund and the Russell 2000® Growth Index for the same time periods ended November 30, 2013.

Average Annual Total Retuns[1]	Six Months*	One Year	Five Years	Ten Years
Essex Small/Micro Cap Growth Fund[2,3,4,5]
Investor Class	31.30%	62.28%	23.55%	9.02%
Russell 2000® Growth Index[6]	18.83%	44.47%	23.38%	9.23%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com. Current net asset value per share for the Fund is available on the Fund’s Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2013. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[4]	The performance information for the Fund’s Investor Class shares (formerly Class A shares, which were renamed Investor Class shares as of December 1, 2012) for periods prior to December 1, 2012 does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. Additionally, the Fund’s Class C shares converted to Investor Class shares.
[5]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[6]	The Russell 2000® Growth Index measures the performance of the Russell 2,000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Growth Index is a registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC Insured, nor bank guaranteed. May lose value.

Essex Small/Micro Cap Growth Fund

Fund Snapshots

November 30, 2013

Portfolio Breakdown (unaudited)

Industry	Essex Small/Micro Cap Growth Fund**	Russell 2000® Growth Index
Health Care	30.5%	21.3%
Information Technology	17.9%	24.2%
Industrials	15.3%	15.5%
Financials	8.1%	7.3%
Consumer Discretionary	7.7%	16.9%
Energy	6.7%	3.8%
Consumer Staples	4.8%	4.9%
Materials	2.3%	5.1%
Telecommunication Services	0.0%	0.9%
Utilities	0.0%	0.1%
Other Assets and Liabilities	6.7%	0.0%

**	As a percentage of net assets.

Top Ten Holdings (unaudited)

Security Name	%of Net Assets
Zeltiq Aesthetics, Inc.	2.2%
Dyax Corp.	2.0
ValueVision Media, Inc., Class A*	1.8
Matador Resources Co.	1.7
CNO Financial Group, Inc.*	1.7
Callidus Software, Inc.	1.6
Autobytel, Inc.	1.6
Affymetrix, Inc.	1.5
Rockwell Medical, Inc.	1.4
Cardtronics, Inc.	1.4

Top Ten as a Group	16.9%

*	Top Ten Holding at May 31, 2013

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

November 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 93.3%
Consumer Discretionary - 7.7%
Big 5 Sporting Goods Corp.	14,103	$262,598
Cache, Inc.*	67,276	352,526
Cavco Industries, Inc.*	6,340	427,760
Cherokee, Inc.	26,637	381,442
Digital Generation, Inc.*	26,623	314,418
Live Nation Entertainment, Inc.*	27,114	498,084
ValueVision Media, Inc., Class A*	130,134	749,572
Winmark Corp.	3,528	302,173
Total Consumer Discretionary		3,288,573
Consumer Staples - 4.8%
Amira Nature Foods, Ltd.*	37,547	595,120
G. Willi-Food International, Ltd.*	38,553	316,135
Hain Celestial Group, Inc., The*	4,105	339,442
IGI Laboratories, Inc.*	112,217	369,194
Inventure Foods, Inc.*	32,082	410,329
Total Consumer Staples		2,030,220
Energy - 6.7%
Dawson Geophysical Co.*	7,400	239,168
Matador Resources Co.*	33,132	721,946
Navios Maritime Acquisition Corp.	91,507	344,981
Penn Virginia Corp.*	43,963	471,723
TETRA Technologies, Inc.*	29,383	362,586
Tsakos Energy Navigation, Ltd.	42,489	212,870
US Energy Corp.*	155,422	500,459
Total Energy		2,853,733
Financials - 8.1%
CNO Financial Group, Inc.	42,389	717,222
eHealth, Inc.*	7,245	328,271
Evercore Partners, Inc., Class A	7,710	422,893
First Merchants Corp.	17,864	378,538
Meadowbrook Insurance Group, Inc.	38,522	284,678
Old Republic International Corp.	23,738	408,294
Stewart Information Services Corp.	15,713	500,616
ZipRealty, Inc.*	65,566	395,363
Total Financials		3,435,875
Health Care - 30.5%
Acadia Healthcare Co., Inc.*	8,940	413,028
Affymetrix, Inc.*	73,071	620,373
Akorn, Inc.*	18,169	467,852
Allscripts Healthcare Solutions, Inc.*	21,634	323,212
Alphatec Holdings, Inc.*	132,926	264,523
AtriCure, Inc.*	33,271	521,024

	Shares	Value
BioTelemetry, Inc.*	48,617	$509,992
Cardiovascular Systems, Inc.*	16,138	535,782
Derma Sciences, Inc.*	27,904	323,686
DexCom, Inc.*	12,576	416,140
Digirad Corp.	95,964	364,663
Dyax Corp.*	102,648	872,508
Endologix, Inc.*	21,550	385,098
ExamWorks Group, Inc.*	19,409	572,760
Fluidigm Corp.*	12,369	393,087
HealthStream, Inc.*	15,900	534,876
Heska Corp.*	27,780	214,739
ICON PLC*	10,530	401,614
Iridex Corp.*	48,121	485,060
Ligand Pharmaceuticals, Inc., Class B*,1	9,661	537,924
Osiris Therapeutics, Inc.*,1	20,561	361,565
Pacific Biosciences of California, Inc.*	74,710	316,023
Rockwell Medical, Inc.*,1	41,232	603,224
Sequenom, Inc.*	51,935	136,589
Spectranetics Corp.*	17,699	411,679
Streamline Health Solutions, Inc.*	46,290	283,758
Syneron Medical, Ltd.*	36,930	431,712
Trinity Biotech PLC, Sponsored ADR	12,028	308,278
Zeltiq Aesthetics, Inc.*	54,107	949,037
Total Health Care		12,959,806
Industrials - 15.3%
Aceto Corp.	18,481	397,896
Ascent Solar Technologies, Inc.*	271,661	214,612
Barrett Business Services, Inc.	5,630	475,848
Capstone Turbine Corp.*	275,303	327,611
Ceco Environmental Corp.	15,501	246,931
Chart Industries, Inc.*	3,919	381,319
FuelCell Energy, Inc.*	205,217	283,199
Korn/Ferry International*	16,568	383,715
Manitex International, Inc.*	38,263	509,663
On Assignment, Inc.*	14,428	490,985
Orion Energy Systems, Inc.*	46,880	291,125
PGT, Inc.*	37,326	373,260
PowerSecure International, Inc.*	34,074	598,680
Primoris Services Corp.	13,397	385,298
Simpson Manufacturing Co., Inc.	10,661	386,994
Twin Disc, Inc.	10,650	305,974
WageWorks, Inc.*	7,702	441,325
Total Industrials		6,494,435

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 17.9%
AOL, Inc.*	8,809	$392,705
Autobytel, Inc.*	54,207	672,167
Brightcove, Inc.*	27,421	390,201
CalAmp Corp.*	14,260	355,644
Callidus Software, Inc.*	61,783	674,670
Cardtronics, Inc.*	14,152	602,734
Dot Hill Systems Corp.*	64,771	165,814
Extreme Networks, Inc.*	59,981	416,868
Finisar Corp.*	18,809	389,158
Infoblox, Inc.*	7,589	241,178
Interactive Intelligence Group, Inc.*	7,993	519,865
Kemet Corp.*	68,312	409,872
LogMeln, Inc.*	5,632	194,304
Mattson Technology, Inc.*	125,948	337,541
Pericom Semiconductor Corp.*	45,582	434,852
Procera Networks, Inc.*	25,850	394,729
PROS Holdings, Inc.*	13,177	507,841
Ultra Clean Holdings, Inc.*	49,084	488,877
Total Information Technology		7,589,020
Materials - 2.3%
Globe Specialty Metals, Inc.	15,598	277,644
Headwaters, Inc.*	29,674	286,651
US Concrete, Inc.*	18,615	433,171
Total Materials		997,466
Total Common Stocks (cost $28,151,896)		39,649,128

	Principal Amount	Value
Short-Term Investments - 12.7%
Repurchase Agreements - 2.2%[2]
RBC Capital Markets LLC, dated 11/29/13,due 12/02/13, 0.080%, total to be received $925,346 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.500%, 01/31/14 - 10/01/43, totaling $943,847)	$925,340	$925,340

	Shares
Other Investment Companies - 10.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	4,449,912	4,449,912
Total Short-Term Investments (cost $5,375,252)		5,375,252
Total Investments - 106.0% (cost $33,527,148)		45,024,380
Other Assets, less Liabilities - (6.0)%		(2,530,537)
Net Assets - 100.0%		$42,493,843

The accompanying notes are an integral part of these financial statements.

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $33,935,848 for Federal income tax purposes at November 30, 2013, the aggregate gross unrealized appreciation and depreciation were $11,601,650 and $513,118, respectively, resulting in net unrealized appreciation of investments of $11,088,532.

*	Non-income producing security.
[1]	Some or all of these securities, amounting to a market value of $892,998, or 2.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in this short-term investment.
[3]	Yield shown represents the November 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of November 30, 2013: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks†	$39,649,128	—	—	$39,649,128
Short-Term Investments
Repurchase Agreements	—	$925,340	—	925,340
Other Investment Companies	4,449,912	—	—	4,449,912

Total Investments in Securities	$44,099,040	$925,340	—	$45,024,380

†	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of November 30, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

November 30, 2013 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $892,998)	$45,024,380
Receivable for Fund shares sold	2,337,271
Receivable for investments sold	338,063
Dividends, interest and other receivables	10,845
Receivable from affiliate	447
Prepaid expenses	15,212
Total assets	47,726,218
Liabilities:
Payable for investments purchased	4,154,103
Payable upon return of securities loaned	925,340
Payable for Fund shares repurchased	75,321
Accrued expenses:
Investment advisory and management fees	29,054
Distribution fees - Investor Class	7,263
Trustees fees and expenses	314
Other	40,980
Total liabilities	5,232,375
Net Assets	$42,493,843
Net Assets Represent:
Paid-in capital	$26,101,653
Undistributed net investment loss	(291,823)
Accumulated net realized gain from investments	5,186,781
Net unrealized appreciation of investments	11,497,232
Net Assets	$42,493,843
Shares outstanding	1,382,824
Net asset value, offering and redemption price per share	$30.73
* Investments at cost	$33,527,148

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended November 30, 2013 (unaudited)

Investment Income:
Dividend income	$45,685
Securities lending income	10,723
Foreign withholding tax	(420)
Total investment income	55,988
Expenses:
Investment advisory and management fees	148,385
Distribution fees - Investor Class	37,096
Reports to shareholders	12,264
Professional fees	10,616
Registration fees	10,387
Custodian	8,330
Transfer agent	7,958
Extraordinary expense	1,329
Trustees fees and expenses	326
Miscellaneous	515
Total expenses before offsets	237,206
Expense reimbursements	(13,747)
Net expenses	223,459
Net investment loss	(167,471)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	3,703,077
Net change in unrealized appreciation (depreciation) of investments	4,643,137
Net realized and unrealized gain	8,346,214
Net increase in net assets resulting from operations	$8,178,743

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended November 30, 2013 (unaudited) and the fiscal year ended May 31, 2013

	November 30,	May 31,
	2013	2013
Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(167,471)	$(398,196)
Net realized gain on investments	3,703,077	14,884,662
Net change in unrealized appreciation (depreciation) of investments	4,643,137	(1,674,265)
Net increase in net assets resulting from operations	8,178,743	12,812,201
Capital Share Transactions:
Investor Class:
Proceeds from sale of shares	14,374,812	6,787,187 [1]
Cost of shares repurchased	(5,904,405)	(70,708,906)
Net increase (decrease) from capital share transactions - Investor Class	8,470,407	(63,921,719)[2]
Class C :
Proceeds from sale of shares	—	1,772
Cost of shares repurchased	—	(1,319,445)
Net decrease from capital share transactions - Class C	—	(1,317,673)[3]
Total increase (decrease) in net assets	16,649,150	(52,427,191)
Net Assets:
Beginning of period	25,844,693	78,271,884
End of period	$42,493,843	$25,844,693
End of period undistributed net investment loss	$(291,823)	$(124,352)

Share Transactions:
Investor Class:
Sale of shares	430,177	356,465 [1]
Shares repurchased	(150,941)	(3,600,281)
Net increase (decrease) - Investor Class	279,236	(3,243,816)[2]
Class C :
Sale of shares	—	98
Shares repurchased	—	(73,608)
Net decrease - Class C	—	(73,510)[3]

[1]	For the fiscal year ended May 31, 2013, 60,149 shares and $1,139,712 are included due to the conversion of Class C shares into Investor Class.
[2]	Effective December 1, 2012, all Class A shares were renamed Investor Class shares.
[3]	Effective December 1, 2012, all Class C shares converted to Investor Class shares.

The accompanying notes are an integral part of these financial statements.

Essex Small/Micro Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended November 30, 2013	For the fiscal year ended May 31,
Investor Class	(unaudited)	2013*	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$23.42	$17.72	$20.97	$15.28	$12.17	$19.92
Income from Investment Operations:
Net investment loss[1]	(0.15)	(0.15)[4]	(0.19)	(0.17)	(0.16)	(0.15)
Net realized and unrealized gain (loss) on investments[1]	7.46	5.85	(3.06)	5.86	3.27	(7.60)
Total from investment operations	7.31	5.70	(3.25)	5.69	3.11	(7.75)
Net Asset Value, End of Period	$30.73	$23.42	$17.72	$20.97	$15.28	$12.17
Total Return[2]	31.21%[5,8]	32.17%	(15.50)%	37.24%[5]	25.55%[5]	(38.91)%[5]
Ratio of net expenses to average net assets (with offsets/reductions)	1.51%[6,9]	1.50%[7]	1.45%	1.40%	1.43%	1.49%
Ratio of expenses to average net assets (with offsets)	1.51%[6,9]	1.50%[7]	1.45%	1.40%	1.43%	1.49%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.60%[6,9]	1.51%[7]	1.45%	1.40%	1.43%	1.49%
Ratio of net investment loss to average net assets[2]	(1.13)%[6,9]	(0.76)%[7]	(1.05)%	(0.99)%	(1.09)%	(1.11)%
Portfolio turnover	56%[8]	77%	74%	88%	101%	67%
Net assets at end of period (000’s omitted)	$42,494	$25,845	$77,030	$169,885	$160,830	$165,444

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

*	Effective December 1, 2012, all Class A shares were renamed Investor Class shares and Class C shares converted to Investor Class shares.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been reduced.
[3]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.17).
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.009% of average net assets.
[8]	Not annualized.
[9]	Annualized.

Notes to Financial Statements

November 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Essex Small/Micro Cap Growth Fund (the “Fund”).

Effective December 1, 2012, Class A shares of the Fund were renamed Investor Class shares. On November 30, 2012, at the close of business, all outstanding Class C shares of the Fund were automatically converted to a number of full and/or fractional Investor Class shares equal in value to the Class C shares of the Fund.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing

Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

12

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended November 30, 2013, the custodian expense was not reduced.

Overdrafts fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013, the rate was 2% above the effective Federal Funds rate. For the six months ended November 30, 2013, overdraft fees for the Fund equaled $1,041.

The Trust filed a proxy statement with the SEC to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy were treated as “extraordinary expenses,”

and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on Federal income tax returns as of May 31, 2013, and for all open tax years, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of November 30, 2013, the Fund had no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended May 31, 2014, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest,

13

Notes to Financial Statements (continued)

without par value. The Fund records sales and repurchases of its $0.001 stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At November 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: one owns 13%. Transactions by this shareholder may have a material impact on the Fund.

h.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At November 30, 2013, the market value of repurchase agreements outstanding was $925,340.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies.

The Fund’s investment portfolio is managed by Essex Investment Management Company, LLC (“Essex”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owned a majority interest in Essex until October 1, 2012, when AMG sold its entire ownership interest in Essex to the management team at Essex.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets, for the six months ended November 30, 2013 was 1.00%.

The Investment Manager has contractually agreed, through at least October 1, 2014, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) to 1.49% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap. For the six months ended November 30,

2013, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 05/31/13	$5,128
Additional Reimbursements	13,747
Repayments	—
Expired Reimbursements	—

Reimbursement Available - 11/30/13	$18,875

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, and, through November 30, 2012, Class C shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares and, through November 30, 2012, up to 1.00% annually of each Fund’s average daily net assets attributable to the Class C shares.

14

Notes to Financial Statements (continued)

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2013, the Fund neither borrowed nor lent to other Managers Funds. At November 30, 2013, the Fund had no loans outstanding.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term and U.S. Government obligations) for the six months ended November 30, 2013, were $21,894,619 and $16,177,849, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risk of loss to be remote.

6.	Master Netting Agreements

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. The following table is a summary of the Fund’s open securities lending and repurchase agreements which are subject to a master netting agreement as of November 30, 2013:

		Gross Amounts	Net Amounts of	Gross Amount Not
		Offset in the Statement of	Assets Presented in the Statement of	Offset In the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Assets and Liabilities	Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Securities lending	$892,998	—	$892,998	—	$892,998	—
Repurchase agreements	925,340	—	925,340	$925,340	—	—

Total	$1,818,338	—	$1,818,338	$925,340	$892,998	—

7.	Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

Approval of Investment Management Agreement on June 20-21, 2013

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for Essex Small/Micro Cap Growth Fund (the “Fund”). On September 20-21, 2012, the Board of Trustees, including a majority of the Independent Trustees, approved the Subadvisory Agreement for the Fund’s Subadvisor, which was subsequently approved by Fund shareholders at a special meeting held on February 12, 2013, for an initial two-year period; therefore, the Trustees were not asked to approve the Subadvisory Agreement at the June 2013 meeting. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of this agreement. In considering the Investment Management Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for the Fund (the “Peer Group”), performance information for the relevant benchmark index for the Fund (the “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager under its agreement. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent, and quality of services

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

Performance

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and the Subadvisor’s investment philosophy, strategies and techniques in managing the Fund. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with

16

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was above, below, below and below, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the fact that the Fund ranked in the top quartile of the Peer Group for the 1-year period. The Trustees concluded that the Fund’s performance is being addressed.

Advisory Fees and Profitability

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager with respect to the Fund, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were lower and higher, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.49%. The Trustees took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees also noted that, effective December 1, 2012, the Fund’s share class structure was revised to better conform to the Investment Manager’s platform share class structure. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement: (a) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; and (b) the Investment Manager maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement for the Fund.

17

PROXY RESULTS

A special meeting of shareholders of Managers AMG Funds was held on July 2, 2013. With respect to the proposals to amend certain “fundamental” investment restrictions of the Fund, the meeting was adjourned to August 20, 2013, October 22, 2013, and September 27, 2013, with respect to Subproposals 2A and 2C -2H. The proposals and results of the votes are summarized below.

	All Funds in Trust
	For	Withheld
	(in $NAV, rounded to the nearest dollar)
Managers AMG Funds
Election of Directors
Bruce Bingham	$9,768,009,169	$144,461,619
William E. Chapman, II	9,758,664,304	153,806,485
Edward J. Kaier	9,763,510,014	148,960,774
Steven J. Paggioli	9,765,296,288	147,174,501
Erik Rakowski	9,758,121,834	154,348,954
Thomas R. Schneeweis	9,759,655,066	152,815,722
Christine C. Carsman	9,762,644,429	149,826,359
Kurt Keilhacker	9,759,570,864	152,899,925
Richard F. Powers III	9,750,316,455	162,154,333
Victoria Sassine	9,749,378,146	163,092,642

	Essex Small/Micro Cap Growth Fund
	For	Against	Abstain	Broker Non-Votes
	(in $NAV, rounded to the nearest dollar)
To amend certain “fundamental” restrictions of the Funds with respect to:
Issuance of Senior Securities	$12,454,117	$313,202	$325,890	$5,273,069
Borrowing	12,124,447	272,265	273,766	5,273,069
Lending	12,472,432	294,887	325,890	5,273,069
The Underwriting of Securities	12,460,655	292,917	339,637	5,273,069
Purchasing and Selling Commodities	12,451,254	313,177	328,778	5,273,069
Purchasing and Selling Real Estate	12,439,306	287,734	366,170	5,273,069
Diversification of Investments	12,473,197	286,804	333,208	5,273,069
Concentrating Investments in a Particular Industry	12,456,289	311,030	325,890	5,273,069

	Essex Small/Micro Cap Growth Fund
	For	Against	Abstain	Broker Non-Votes
	(in $NAV, rounded to the nearest dollar)
To amend and restate the Agreement and Declaration of the Trust relating to:
Declaration of Trust Amendment Procedures	$7,687,832	$136,109	$256,056	$8,564,578
Merger, Consolidation, Sale of Assets and Termination of Trust, Series or Classes	7,584,856	210,623	284,517	8,564,578
Other Changes	7,563,269	255,029	261,698	8,564,578

PROXY RESULTS (continued)

	All Funds in Trust
	For	Against	Abstain	Broker Non-Votes
	(in $NAV, rounded to the nearest dollar)
To amend and restate the Agreement and Declaration of the Trust relating to:
Declaration of Trust Amendment Procedures	$5,735,361,878	$149,417,450	$190,511,439	$3,837,180,021
Merger, Consolidation, Sale of Assets and Termination of Trust, Series or Classes	5,360,516,529	516,204,501	198,569,737	3,837,180,021
Other Changes	5,347,192,692	524,275,244	203,822,831	3,837,180,021

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Essex Investment Management Co., LLC

125 High Street, 29th Floor

Boston, MA 02110

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt Keibacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

MANAGERS FUNDS

EQUITY FUNDS	BALANCED FUNDS

BRANDYWINE

BRANDYWINE BLUE

BRANDYWINE ADVISORS MIDCAP GROWTH

Friess Associates, LLC

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN

YACKTMAN FOCUSED

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

GW&K FIXED INCOME

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Amundi Smith Breeden LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: January 27, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: January 27, 2014